SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash as pledged security of notes payable	$ 5,087	¥ 34,979	¥ 104,000